Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2013
Vanguard Russell 2000 Index Fund - Institutional Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard Russell 2000 Value Index Fund - Institutional Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard Russell 2000 Index Fund - ETF Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.15%	[1]
Vanguard Russell 2000 Value Index Fund - ETF Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%	[1]

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.